OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Other Assets, Noncurrent Disclosure [Abstract]
Schedule of Other Long-Term Assets
	December 31,
	2017	2016

Severance pay fund	$14,859	$14,701
Long-term deposits	3,637	3,000
Investments in affiliate	1,000	1,000

	$19,496	$18,701